INVENTORIES, NET	6 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
INVENTORIES, NET

NOTE 4 – INVENTORIES, NET

Inventories consisted of the following:

	As of	As of
	December 31, 2023	June 30, 2023

Raw materials	$70,125	$67,827
Work in process	412,871	265,386
Finished goods	2,989,213	2,727,827
	3,472,209	3,061,040
Less: inventory allowance	(384,614)	(381,765)
Inventory, net	$3,087,595	$2,679,275

Inventory includes raw materials, work in progress and finished goods. Finished goods include direct material costs, direct labor costs and manufacturing overhead.

Inventory allowance movement is as follows:

	As of December 31, 2023	As of June 30, 2023

Beginning balance	$381,765	$146,684
Provision	-	246,281
Foreign currency translation adjustments	2,849	(11,200)
Ending balance	$384,614	$381,765

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)

(Unaudited)